Segment Information (Details) - Schedule of Geographical Information - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asia
Revenue	$ 64,694,991	$ 22,408,808	$ 42,242,863
Non-current assets	25,505,779	17,256,635	38,645,305
Taiwan [member]
Asia
Revenue	64,615,921	14,706,318	37,433,251
Non-current assets	15,821,531	16,716,816	33,026,486
Hong Kong [member]
Asia
Revenue	63,615	7,687,126	4,797,685
Non-current assets	3,695,405	704	5,616,651
Others [Member]
Asia
Revenue		10,774	8,417
Non-current assets	47,964		2,010
Americas [Member]
Asia
Revenue		4,590	3,510
Non-current assets	895	1,431	158
Cayman Islands [Member]
Asia
Revenue
Non-current assets	65,578	537,684
Other regions [Member]
Asia
Revenue	15,455
Non-current assets	$ 5,874,406